Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Summary of Related Party Transactions

Related Party	Relationship with the Group
JYBD	Investee of the Group
Plus(CN)	Investee of the Group
For the years ended December 31, 2022, 2023 and 2024, services provided to related parties were
R
MB
300, RMB104 and nil, respectively:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Value-added service revenue from JYBD	300	104	—

Total	300	104	—

For the years ended December 31, 2022, 2023 and 2024, services provided by related parties were RMB7,500, nil and nil, respectively:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Service fee to JYBD	7,500	—	—

Total	7,500	—	—

For the years ended December 31, 2022, 2023 and 2024, loan transactions with related parties were as follow:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Loans to Plus(CN)	—	—	35,523
Repayment of loans from Plus(CN)	—	—	35,515
Interest income of loans from Plus(CN)	—	—	725